FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 38 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

38.1- Capital risk management

The Company monitors capital based on the financial leverage ratio. This index corresponds to the net debt divided by the total capital. Financial leverage, in turn, corresponds to the total of loans, financing and short-and long-term debentures (see note 23), subtracted from the amount of cash and cash equivalents and securities - TVM (without considering restricted cash): see notes 6 and 8. Total capital is determined by adding net equity, as demonstrated in the consolidated balance sheet, to the net debt.

	12/31/2023	12/31/2022
Total loans, financing and debentures	60,780,290	59,106,522
(+) Derivative financial instruments - debt protection	657,514	—
(-) Marketable securities	(6,352,895)	(12,605,747)
(-) Cash and Cash Equivalents	(13,046,371)	(10,739,126)
Net debt	42,038,538	35,761,649
(+) Total Shareholders' Equity	112,464,644	111,028,636
Total Capital	154,503,182	146,790,285
Financial Leverage index	27%	24%

38.2 - Classification by category of financial instruments

The carrying amounts of financial assets and liabilities represent a reasonable approximation of fair value. The Company uses the following classification for its financial instruments and their respective levels of fair value:

	Level	12/31/2023	12/31/2022
FINANCIAL ASSETS
Amortized cost		19,534,449	21,864,644
Cash and cash equivalents		13,046,371	10,739,126
Accounts Receivable, net		5,859,928	5,497,979
Reimbursement rights		—	3,341,835
Amounts Receivable, ENBPAR		—	1,264,059
Loans, financing and debentures		628,150	1,021,645

Fair value through result		6,726,501	13,592,609
Financial investments	2	5,925,693	12,198,191
Beneficiary parties	2	427,202	407,556
Derivative financial instruments	2	373,606	986,862

Fair value through other comprehensive income		1,104,381	1,761,258
Investments (Interests)	1	1,104,381	1,761,258

FINANCIAL LIABILITIES
Amortized cost		99,668,654	103,279,464
Loans, financing and debentures		54,299,620	59,106,522
Obligations of Law No. 14,182/2021		39,519,406	36,659,454
Suppliers		2,963,867	3,517,173
Compulsory loan – Agreements		896,746	—
Reimbursement obligations		—	1,912,423
Shareholders compensation		1,154,836	924,644
Leases		216,747	753,168
Concessions payable - use of public property		617,432	406,080

Fair value through result		7,138,184	—
Loans, financing and debentures	2	6,480,670	—
Derivative financial instruments	2	657,514	—

The financial assets and liabilities recorded at fair value are classified and published in accordance with the following levels:

Level 1 - quoted prices (not adjusted) in active, liquid and visible markets for identical assets and liabilities that are accessible on the measurement date;

Level 2 - quoted prices (which may or may not be adjusted) for similar assets or liabilities in active markets, other unobservable inputs at level 1, directly or indirectly, under the terms of the asset or liability; and

Level 3 - assets and liabilities whose prices do not exist or where these prices or valuation techniques are supported by a small or non-existent, unobservable or liquid market. At this level, the estimate of fair value becomes highly subjective.

38.3 - Financial risk management

In carrying out its activities, the Company is impacted by risk events that may compromise its strategic objectives. Risk management has aims to anticipate and minimize the adverse effects of such events on the Company’s business and economic-financial results.

For the management of financial risks, the Company has defined operational and financial policies and strategies, approved by internal committees and by management, which aim to provide liquidity, security and profitability to its assets and maintain the levels of indebtedness and debt profile defined for the flows economic-financial aspects.

The sensitivity analyzes below were prepared with the objective of measuring the impact of changes in market variables on each of the Company’s financial instruments. These are, therefore, projections based on assessments of macroeconomic scenarios, which does not mean that the transactions will have the values presented in the analysis period considered.

The main financial risks identified in the risk management process are:

38.3.1 - Exchange rate risk

The Company monitors the risk of exposure to fluctuations in exchange rates with the potential to impact its assets, liabilities, results and cash flow.

In April 2023, the Company contracted the derivative operation denominated Cross Currency Swap with the objective of protecting the bonds issued in relation to exchange rate variation, taking the liability position in Brazilian reals and the change of value of the liability linked to the variable interest rate curve in Brazilian reals (CDI).

Below, it is exposed to financial risks that cause volatility in its results as well as in its cash flow.

a)Composition of foreign currency balances and sensitivity analysis

Exchange rate appreciation risk

		Balance on 12/31/2023		Effect on income
		Foreign		Scenario I -	Scenario II	Scenario III
		Currency	Real	Probable 2024¹	(+25%)¹	(+50%)¹
EURO	Loans, financing and debentures	(38,223)	(204,552)	(5,290)	(57,751)	(110,211)
	Impact on the result	(38,223)	(204,552)	(5,290)	(57,751)	(110,211)

Impact on results in case of appreciation of exchange rates				(5,290)	(57,751)	(110,211)

(1) Assumptions adopted:			12/31/2023	Likely	+25%	+50%
	EURO		5.35	5.49	6.86	8.24

38.3.2 - Interest rate risk

a)National indexes

Interest rate appreciation risk

			Effect on income
		Balance on	Scenario I -	Scenario II	Scenario III
		12/31/2023	Probable 2024[1]	(+25%)[1]	(+50%)[1]
CDI	Loans, financing and debentures	(25,004,174)	(2,507,919)	(3,134,898)	(3,761,878)
	Hedges - Swap US$ vs CDI	(7,352,802)	(737,486)	(921,858)	(1,106,229)
	Impact on the result	(32,356,976)	(3,245,405)	(4,056,756)	(4,868,107)

SELIC	Loans, financing and debentures	(2,492,397)	(230,547)	(288,183)	(345,820)
	AIC Reimbursement	356,173	32,946	41,183	49,419
	Impact on the result	(2,136,224)	(197,601)	(247,000)	(296,401)

TJLP	Loans, financing and debentures	(3,441,837)	(224,752)	(280,940)	(337,128)
	Impact on the result	(3,441,837)	(224,752)	(280,940)	(337,128)

IGPM (General Market Price Index)	Leases	(216,747)	(8,735)	(10,919)	(13,102)
	Financing and loans receivable	171,609	6,916	8,645	10,374
	Impact on the result	(45,138)	(1,819)	(2,274)	(2,728)

	Obligations of Law No. 14,182/2021	(39,519,406)	(1,430,602)	(1,788,253)	(2,145,904)
IPCA	Loans, financing and debentures	(26,335,933)	(953,361)	(1,191,701)	(1,430,041)
	Right of reimbursement	1,929,899	69,862	87,328	104,794
	Financing and loans receivable	8,111	294	367	440
	Impact on the result	(63,917,329)	(2,313,807)	(2,892,259)	(3,470,711)

Impact on profit or loss in case of assessment of national indexes			(5,983,384)	(7,479,229)	(8,975,075)

(1) Assumptions adopted:		12/31/2023	Likely	+25%	+50%
	CDI	13.03%	10.03%	12.54%	15.05%
	SELIC	11.75%	9.25%	11.56%	13.88%
	TJLP	6.55%	6.53%	8.16%	9.80%
	IGPM (General Market Price Index)	-3.22%	4.03%	5.04%	6.05%
	IPCA	4.41%	3.62%	4.53%	5.43%

38.3.3 - Liquidity risk

The table below analyzes, in nominal values, the non-derivative financial liabilities of the Company, by maturity range, for the period remaining on the balance sheet until the final contractual date. Contractual maturity is based on the most recent date the Company must settle obligations and includes the corresponding related contract interest, if any.

	12/31/2023
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)	23,534,123	16,402,453	37,162,840	86,456,689	163,556,105
Obligations of Law No. 14,182/2021	2,196,092	2,832,052	11,675,962	64,112,911	80,817,017
Loans, financing and debentures	16,742,978	13,246,030	25,311,936	21,856,170	77,157,114
Suppliers	2,963,867	—	—	—	2,963,867
Reimbursement Obligations	8,572	—	—	—	8,572
Shareholders remuneration	1,522,866	—	—	—	1,522,866
Leases	48,482	75,682	49,138	66,936	240,238
Concessions payable UBP	51,266	248,689	125,804	420,672	846,431

	12/31/2022
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)	19,407,655	23,277,701	22,324,186	93,128,374	158,137,917
Obligations of Law No. 14,182/2021	1,486,080	2,094,252	9,931,788	65,206,735	78,718,856
Loans, financing and debentures	11,305,856	20,906,210	12,091,000	27,503,632	71,806,698
Suppliers	3,517,173	—	—	—	3,517,173
Reimbursement Obligations	1,912,423	—	—	—	1,912,423
Shareholders remuneration	924,644	—	—	—	924,644
Leases	227,819	239,099	219,053	88,490	774,461
Concessions payable UBP	33,660	38,140	82,345	329,517	483,662

38.3.4 - Derivative financial instruments

	12/31/2023	12/31/2022	12/31/2023	12/31/2022

	Asset		Liability
Derivative financial instruments for debt protection (38.3.4.1)	—	—	657,514	—
Derivative financial instruments - electrical power supply (38.3.4.2)	373,606	986,862	—	—
Total derivative financial instruments	373,606	986,862	657,514	—

38.3.4.1 - Derivative financial instruments for debt protection

In April 2023, the Company contracted the derivative operation denominated Cross Currency Swap for the notional amount of R$6,325,200, with the objective of protecting the bonds issued in relation to exchange rate variation, assuming the liability position in Brazilian reals and the change of value of the liability linked to the variable interest rate curve in Brazilian reals (CDI).

The effectiveness of the economic relation between the protected item (bonds) and the hedge instrument (derivative) is measured periodically.

Asset Position

	12/31/2023	12/31/2022

	Liability
Debt protection derivative
Swap - US$ vs CDI - Maturity 02/04/2025	220,165	—
Swap - US$ vs CDI - Maturity 02/04/2030	425,137	—
Swap - US$ vs CDI	12,212	—
	657,514	—

Earnings/(loss) recognized in the results

	12/31/2023	12/31/2022
Variation of fair value of the derivative
Swap - US$ vs CDI - Maturity 02/04/2025	(275,755)	—
Swap - US$ vs CDI - Maturity 02/04/2030	(512,050)	—
Swap - US$ vs CDI	—	—
Swap - US$ vs CDI - Maturity 08/29/2025	(15,503)	—
Swap - US$ vs CDI - Maturity 06/20/2029	(6,373)	—

Variation of fair value of the protected debt
Bonds - Maturity 02/04/2025	49,395	—
Bonds - Maturity 02/04/2030	(129,796)	—
Credit agreement	(8,610)	—
KFW - Maturity 06/20/2029	(9,689)

Net financial result	(908,381)	—

38.3.4.2 - Derivative financial instruments - electric power supply

This derivative financial instrument refers to a long-term contract to supply electric power with Alumínio Brasileiro S.A. - Albrás: the revenue from this long-term contract is associated with the payment of a premium linked to the international price of aluminum, quoted on the London Metal Exchange: this calculation includes the cap and floor band concept, related to the price of aluminum quoted on the LME, from which analyses were made of sensitivity of the power supply contracts with electricity-intensive consumers.

The contract signed with Albrás will end on December 31, 2024.

Accounting Policy

Recognition and measurement:

Financial assets and liabilities are recognized when Eletrobras, or one of its subsidiaries, is part of the contractual provisions of the instrument.

Financial assets and liabilities are initially recognized at fair value and, subsequently, measured at amortized cost or fair value, according to the rules of IFRS 9 – Financial Instruments.

Transaction costs directly attributable to the acquisition or issue of financial assets and liabilities (except for financial assets and liabilities recognized at fair value in profit or loss) are added to or deducted from the fair value of financial assets or liabilities, if applicable, after initial recognition.

Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are immediately recognized in the income statement.

●	Financial assets

All regular purchases or sales of financial assets are recognized and written off on the trade date. Regular purchases or sales correspond to purchases or sales of financial assets that require the delivery of assets within the term established by market standard or practice.

All recognized financial assets are initially recognized at fair value and, subsequently, measured in full at amortized cost or fair value, depending on the classification of financial assets.

a) A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at Fair Value Profit and Loss (FVPL):

●	It is maintained within a business model whose objective is to maintain financial assets receiving contractual cash flows; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of the principal amount and interest on the principal amount outstanding.

b) A debt instrument is measured at Fair Value through Other Comprehensive Income – FVOCI if meet both of the following conditions and is not designated as measured to the FVPL:

●	It is maintained within a business model that has the objective of achieving and receiving contractual cash flows and the sale of financial assets; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of the principal amount and interest on the principal amount outstanding.

Upon initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the fair value of the investment in Other comprehensive profits and losses. That choice is made investment by investment.

c) Financial assets not classified as measured at amortized cost or at FVOCI, as described above, are classified as measured at fair value through profit or loss. Upon initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI as well as FVPL if this eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Business model assessment:

The Company carries out an assessment of the objective of the business model in which a financial asset is kept in the portfolio because it better reflects the way in which the business is managed and the information is provided to Management.

Valuation on contractual cash flows:

For the purposes of assessing whether the contractual cash flows are only payment of principal and interest, the principal is defined as the fair value of the financial asset upon initial recognition. The interest is defined as a consideration for the time value of money and for the credit risk associated with the principal outstanding over a given period of time and for the other basic risks and costs of borrowing.

The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are composed only of payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or the value of contractual cash flows so that it would not meet this condition.

●	Financial liabilities

Financial liabilities, which include loans and financing, suppliers and other accounts payable, are initially measured at fair value and subsequently at amortized cost using the effective interest method. Interest expenses, foreign exchange gains and losses are recognized in the income statement.

The effective interest method is used to calculate the amortized cost of a financial liability and to allocate its interest expense over the respective period. The effective interest rate is the rate that exactly discounts estimated future cash flows (including fees and premiums paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the estimated life of the financial liability or, when appropriate, for a shorter period, for the initial recognition of the net book value.

The Company writes off financial liabilities only when the Company’s obligations are extinguished and canceled or when they expire.

Financial guarantee contracts:

Financial guarantee contract consists of a contract that requires the issuer to make specified payments in order to reimburse the holder for loss that it incurs due to the fact that the specified debtor fails to make the payment on the scheduled date, in accordance with the initial or changed conditions of instrument of debt.

These estimates are defined based on the experience and judgment of the Company’s management. The fees received are recognized based on the straight-line method over the life of the guarantee, see note 23.2. Any increase in obligations in relation to guarantees is shown, when incurred, in operating expenses, see note 35.1.

Derivative financial instruments:

The Company has financial derivative financial instruments to administer its exposure to interest rate and exchange rate risk, including interest rate swap contracts.

Derivatives are initially recognized at fair value, on the contracting date, and are subsequently remeasured at fair value at the end of the year. Any gains or losses are recognized in the financial result immediately, unless the derivative is designated and effective as a hedge instrument; in this case, the moment of recognition in the result depends on the nature of the hedge relationship.

Hedge accounting:

The Company has a hedge accounting policy, in accordance with the Accounting Pronouncement IFRS 09. The current hedging operations of the Company are characterized, for accounting postage purposes, as hedge at fair value, whose gains or losses in the variations of fair value of the hedge instrument (derivative) and of the protected item (debt) are recognized in the result.

Estimates and critical judgments

The fair value of derivative financial instruments not traded on the active market is determined using valuation techniques. The Company uses its judgment to determine the method of measurement most coherent with each class of derivative instruments, as well as the assumptions to be observed. In general, the assumptions are based on the market conditions in place on the date of the balance.